Reclassifications Out of Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2013
Component of Accumulated Other Comprehensive Income

During the year ended 31 March 2013, US$106.5 million (A$105.0 million) of available-for-sale securities held by AICF matured, resulting in a realised gain of US$2.7 million (A$2.6 million). Accordingly, US$2.7 million (A$2.6 million) was reclassified out of Accumulated Other Comprehensive Income and is reflected as a component of Net Interest Income (Expense) on the consolidated statements of operations and comprehensive income (loss).

(Millions of US dollars)	Pension and Post-Retirement Benefit Adjustment	Unrealised Gain on Investments	Foreign Currency Translation Adjustments	Total
Balance at 31 March 2012	$(0.3)	$2.6	$47.1	$49.4
Other comprehensive income before reclassifications	-	3.6	(2.9)	0.7
Amounts reclassified from accumulated other comprehensive income to interest income	-	(2.7)	-	(2.7)

Net current-period other comprehensive income	-	0.9	(2.9)	(2.0)

Balance at 31 March 2013	$(0.3)	$3.5	$44.2	$47.4